Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 126	€ 136	€ 133
Subordinated loans	2,085	2,207	1,389
Borrowings	8,524	9,307	12,061
Lease liabilities	266	311
Investment contracts for account of policyholders	21,075	18,594	€ 18,048
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	191	218
Subordinated loans	3,610	3,971
Borrowings	9,410	10,397
Lease liabilities	278	331
Other financial liabilities	7,993	8,245
Total financial liabilities (excluding investment/ insurance contracts)	21,482	22,831
Investment contracts	22,903	19,895
Investment contracts for account of policyholders	58,043	58,772
Total investment contracts	80,946	78,667
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Other financial liabilities	5,333	4,867
Total financial liabilities (excluding investment/ insurance contracts)	5,333	4,867
Investment contracts	16,699	14,281
Investment contracts for account of policyholders	30,515	32,463
Total investment contracts	47,214	46,744
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	8	9
Subordinated loans	103	109
Borrowings	1,033	3,967
Lease liabilities	45	51
Other financial liabilities	2,238	2,713
Total financial liabilities (excluding investment/ insurance contracts)	3,427	6,798
Investment contracts	2,458	1,930
Investment contracts for account of policyholders	27,513	26,298
Total investment contracts	29,971	28,228
1-5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	33	36
Subordinated loans	382	437
Borrowings	6,627	4,202
Lease liabilities	97	120
Other financial liabilities	197	313
Total financial liabilities (excluding investment/ insurance contracts)	7,337	4,988
Investment contracts	1,878	1,888
Investment contracts for account of policyholders	8	6
Total investment contracts	1,886	1,894
Over 5 through 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	91	106
Subordinated loans	283	347
Borrowings	747	1,109
Lease liabilities	60	66
Other financial liabilities	100	96
Total financial liabilities (excluding investment/ insurance contracts)	1,282	1,658
Investment contracts	1,072	1,001
Investment contracts for account of policyholders	4	3
Total investment contracts	1,077	1,004
Over 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	58	67
Subordinated loans	2,842	3,077
Borrowings	1,002	1,119
Lease liabilities	76	92
Other financial liabilities	126	257
Total financial liabilities (excluding investment/ insurance contracts)	4,105	4,520
Investment contracts	795	795
Investment contracts for account of policyholders	3	2
Total investment contracts	€ 798	€ 797